Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Continuing Operations Provision For Income Taxes

Year ended December 31 (millions)	2011	2010	2009
Income (loss) from continuing operations before income taxes
United States	$(20.4)	$37.4	$25.9
Foreign	226.4	185.5	192.3
Total income from continuing operations before income taxes	$206.0	$222.9	$218.2
Continuing operations provision for income taxes
Current
United States	$2.8	$8.7	$(6.7)
Foreign	43.8	75.4	45.8
State and local	.2	.3	(.4)
Total	46.8	84.4	38.7
Deferred
Foreign	18.0	(25.6)	3.6
Total continuing operations provision for income taxes	$64.8	$58.8	$42.3

Reconciliation Of Provision For Income Taxes Attributable To Continuing Operations

Year ended December 31 (millions)	2011	2010	2009
United States statutory income tax provision	$72.1	$78.0	$76.4
Income and losses for which no provision or benefit has been recognized	21.8	(3.0)	(7.8)
Foreign rate differential and other foreign tax expense	(9.9)	(32.0)	(6.1)
Income tax withholdings	9.8	13.1	8.8
Permanent items	4.2	4.3	5.0
Foreign currency devaluation	–	5.7	–
Enacted rate changes	8.4	4.1	2.0
Change in uncertain tax positions	6.1	1.0	4.0
Change in valuation allowances due to changes in judgment	(15.2)	(13.2)	(28.7)
Income tax credits, U.S.	(4.2)	.4	(11.1)
Tax audit matters	(28.3)	.1	–
Other	–	.3	(.2)
Continuing operations provision for income taxes	$64.8	$58.8	$42.3

Significant Portions Of Deferred Tax Assets And Liabilities

December 31 (millions)	2011	2010
Deferred tax assets
Tax loss carryforwards	$800.6	$750.0
Postretirement benefits	787.1	529.4
Foreign tax credit carryforwards	553.3	479.4
Capitalized research and development	267.4	304.1
Other tax credit carryforwards	144.2	164.2
Deferred revenue	91.0	107.1
Employee benefits and compensation	54.3	53.5
Purchased capitalized software	46.0	45.8
Depreciation	38.6	60.2
Warranty, bad debts and other reserves	18.4	23.5
Capitalized costs	17.3	18.2
Debt related	8.8	38.2
Capitalized intellectual property rights	–	28.4
Other	22.9	39.8
	2,849.9	2,641.8
Valuation allowance	(2,648.5)	(2,426.4)
Total deferred tax assets	$201.4	$215.4
Deferred tax liabilities
Other	$27.1	$30.0
Total deferred tax liabilities	$27.1	$30.0
Net deferred tax assets	$174.3	$185.4

Reconciliation Of Changes In Unrecognized Tax Benefits

Year ended December 31 (millions)	2011	2010
Balance at January 1	$19.5	$4.0
Additions based on tax positions related to the current year	6.0	13.9
Additions for tax positions of prior years	–	2.3
Reductions for tax positions of prior years	–	(.2)
Reductions as a result of a lapse of applicable statute of limitations	–	(.1)
Settlements	(1.2)	(.4)
Balance at December 31	$24.3	$19.5